Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Accounting Policies [Abstract]
Impact of Coronavirus Aid, Relief, and Economic Security Act

Impact of Coronavirus Aid, Relief, and Economic Security Act

The Coronavirus Aid, Relief and Economic Security Act (the "CARES Act") was enacted in March 2020 in response to the COVID-19 pandemic. The CARES Act and related rules and guidelines include several significant provisions, including delaying certain payroll tax payments, mandatory transition tax payments, and estimated income tax payments that we are deferring to future periods.  As a result, the Company delayed payment of certain payroll tax payments in the amount of $19,517 as of September 30, 2020 and June 30, 2020, respectively.

In April 2020, the Company applied for an unsecured loan (The "PPP Loan") under the Paycheck Protection Program (PPP). The PPP was established under The CARES Act and is administered by the U.S. Small Business Administration (SBA). The PPP loan was approved and funded, and the Company entered into an unsecured loan of approximately $311,000. The PPP loan matures in April 2022 and accrues interest at an annual rate of 0.98%. The promissory note evidencing the PPP Loan contains customary events of default relating to, among other things, payment defaults and provisions of the promissory note. In accordance with the requirements of the CARES Act, the Company used the proceeds from the PPP Loan primarily for payroll costs. See Note 6.

In May 2020, the Company received a loan from the SBA under Section 7(b) of the Small Business Act. The $150,000 secured loan matures in May 2050 and accrues interest at an annual rate of 3.75%. The promissory note is collateralized by a security interest in substantially all assets of the Company. The loan proceeds are to fund working capital needs due to economic injury caused by the COVID-19 pandemic. See Note 6.

Impact of Coronavirus Aid, Relief, and Economic Security Act

The Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”) was enacted in March 2020, in response to the COVID-19 pandemic. The CARES Act and related rules and guidelines include several significant provisions, including delaying certain payroll tax payments, mandatory transition tax payments, and estimated income tax payments that we are deferring to future periods.  As a result, the Company delayed payment of certain payroll tax payments in the amount of $19,517 as of June 30, 2020.

In April 2020, the Company applied for an unsecured loan under the Paycheck Protection Program, or the PPP Loan. The Paycheck Protection Program, or PPP, was established under CARES Act and is administered by the U.S. Small Business Administration (SBA). The PPP loan was approved and funded, and the Company entered into an unsecured loan of approximately $311,000. The loan matures in April 2022 and accrues interest at an annual rate of 0.98%. The promissory note evidencing the PPP Loan contains customary events of default relating to, among other things, payment defaults and provisions of the promissory note. In accordance with the requirements of the CARES Act, the Company used the proceeds from the PPP Loan primarily for payroll costs. See Note 4.

In May 2020, the Company received a loan from the U.S. Small Business Administration under Section 7(b) of the Small Business Act. The $150,000 secured loan matures in May 2050 and accrues interest at an annual rate of 3.75%. The promissory note is collateralized by a security interest in substantially all assets of the Company. The loan proceeds are to fund working capital needs due to economic injury caused by the COVID-19 pandemic. See Note 4.

Corporate History, Nature of Business, Mergers and Acquisitions

Corporate History, Nature of Business, Mergers and Acquisitions

Galaxy Next Generation LTD CO. ("Galaxy CO") merged with R&G Sales, Inc. ("R&G") ("common controlled merger") with R&G becoming the surviving company. R&G subsequently changed its name to Galaxy Next Generation, Inc.

On September 4, 2019, Galaxy acquired 100% of the stock of Interlock Concepts, Inc. ("Concepts") and Ehlert Solutions Group, Inc. ("Solutions"). The purchase price for the acquisition was 1,350,000 shares of common stock and a two year note payable to the seller for $3,000,000. The note payable to the seller is subject to adjustment based on the achievement of certain future gross revenues and successful completion of certain pre-acquisition withholding tax issues of Concepts and Solutions.

Solutions and Concepts are Utah-based audio design and manufacturing companies creating innovative products that provide fundamental tools for building notification systems primarily to K-12 education market customers located primarily in the north and northwest United States. These products and services allow institutions access to intercom, scheduling, and notification systems with improved ease of use. The products provide an open architecture solution to customers which allows the products to be used in both existing and new environments. Intercom, public announcement (PA), bell and control solutions are easily added and integrated within the open architecture design and software model. These products combine elements over a common internet protocol (IP) network, which minimizes infrastructure requirements and reduces costs by combining systems.

Galaxy is a manufacturer and U.S. distributor of interactive learning technology hardware and software that allows the presenter and participant to engage in a fully collaborative instructional environment. Galaxy's products include Galaxy's own private-label interactive touch screen panel as well as numerous other national and international branded peripheral and communication devices. New technologies like Galaxy's own touchscreen panels are sold along with renowned brands such as Google Chromebooks, Microsoft Surface Tablets, Lenovo & Acer computers, Verizon WiFi and more. Galaxy's distribution channel consists of approximately 30 resellers across the U.S. who primarily sell its products within the commercial and educational market. Galaxy does not control where the resellers focus their resell efforts; however, the K-12 education market is the largest customer base for Galaxy products comprising nearly 90% of Galaxy's sales. In addition, Galaxy also possesses its own reseller channel where it sells directly to the K-12 market, primarily throughout the Southeast region of the United States.

Corporate History, Nature of Business, Mergers and Acquisitions

Galaxy Next Generation LTD CO. (“Galaxy CO”) was organized in the state of Georgia in February 2017 while R & G Sales, Inc. (“R&G”) was organized in the state of Georgia in August 2004. Galaxy CO merged with R&G (“common controlled merger”) on March 16, 2018, with R&G becoming the surviving company. R&G subsequently changed its name to Galaxy Next Generation, Inc. (“Galaxy”).

FullCircle Registry, Inc., (“FLCR”) is a holding company created for the purpose of acquiring small profitable businesses to provide exit plans for those company’s owners. FLCR’s subsidiary, FullCircle Entertainment, Inc. (“Entertainment” or “FLCE”), owns and operates Georgetown 14 Cinemas, a fourteen-theater movie complex located in Indianapolis, Indiana.

On June 22, 2018, Galaxy consummated a reverse triangular merger whereby Galaxy merged with and into Full Circle Registry, Inc.’s (“FLCR”) as a newly formed subsidiary which was formed specifically for the transaction (“Galaxy MS”). The merger resulted in Galaxy MS becoming a wholly-owned subsidiary of FLCR. For accounting purposes, the acquisition of Galaxy by FLCR is considered a reverse acquisition, an acquisition transaction where the acquired company, Galaxy, is considered the acquirer for accounting purposes, notwithstanding the form of the transaction. The primary reason the transaction is being treated as a purchase by Galaxy rather than a purchase by FLCR is that FLCR is a public reporting company, and Galaxy’s stockholders gained majority control of the outstanding voting power of FLCR’s equity securities. Consequently, the assets and liabilities and the operations that are reflected in the historical financial statements of the Company prior to the merger are those of Galaxy. The financial statements after the completion of the merger include the combined assets and liabilities of the combined company (collectively Galaxy Next Generation, Inc., Full Circle Registry, Inc. and FullCircle Entertainment, Inc., or “the Company”).

In recognition of Galaxy’s merger with FLCR, several things occurred: (1) FLCR amended its articles of incorporation to change its name from FullCircle Registry, Inc. to Galaxy Next Generation, Inc.; (2) Galaxy and FLCR changed its fiscal year end to June 30, effective June 2018; (3) FLCR authorized shares of preferred stock were increased to 200,000,000 and authorized shares of common stock were increased to 4,000,000,000, (prior to the Reverse Stock Split) both with a par value of $0.0001; and (4) the Board of Directors and Executive Officers approved Gary LeCroy, President and Director; Magen McGahee, Secretary and Director; and Carl Austin, Director; and (5) the primary business operated by the combined company became the business that was operated by Galaxy.

On September 4, 2019, Galaxy acquired 100% of the stock of Interlock Concepts, Inc. (“Concepts”) and Ehlert Solutions Group, Inc. (“Solutions”). The purchase price for the acquisition was 1,350,000 shares of common stock and a two year note payable to the seller for $3,000,000. The note payable to the seller is subject to adjustment based on the achievement of certain future gross revenues and successful completion of certain pre-acquisition withholding tax issues of Concepts and Solutions.

Solutions and Concepts are Utah-based audio design and manufacturing companies creating innovative products that provide fundamental tools for building notification systems primarily to K-12 education market customers located primarily in the north and northwest United States. Solutions and Concepts' products and services allow institutions access to intercom, scheduling, and notification systems with improved ease of use. The products provide an open architecture solution to customers which allows the products to be used in both existing and new environments.

Intercom, public announcement (PA), bell and control solutions are easily added and integrated within the open architecture design and software model. These products combine elements over a common internet protocol (IP) network, which minimizes infrastructure requirements and reduces costs by combining systems.

Galaxy is a manufacturer and U.S. distributor of interactive learning technology hardware and software that allows the presenter and participant to engage in a fully collaborative instructional environment. Galaxy’s products include Galaxy’s own private-label interactive touch screen panel as well as numerous other national and international branded peripheral and communication devices. New technologies like Galaxy’s own touchscreen panels are sold along with renowned brands such as Google Chromebooks, Microsoft Surface Tablets, Lenovo & Acer computers, Verizon WiFi and more. Galaxy’s distribution channel consists of approximately 30 resellers across the U.S. who primarily sell its products within the commercial and educational market. Galaxy does not control where the resellers focus their resell efforts; however, the K-12 education market is the largest customer base for Galaxy products comprising nearly 90% of Galaxy’s sales. In addition, Galaxy also possesses its own reseller channel where it sells directly to the K-12 market, primarily throughout the Southeast region of the United States.

As disclosed in Note 12, the Entertainment segment was sold on February 6, 2019 in exchange for 38,625 Galaxy common shares.

Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. Any reference in these footnotes to applicable guidance is meant to refer to the authoritative U.S. generally accepted accounting principles ("GAAP") as found in the Accounting Standards Codification ("ASC") and Accounting Standards Update ("ASU") of the Financial Accounting Standards Board ("FASB").

The financial statements include the consolidated assets and liabilities of the combined company (collectively Galaxy Next Generation, Inc., Interlock Concepts, Inc., and Ehlert Solutions Group, Inc. referred to collectively as the "Company"). See Note 14.

All intercompany transactions and accounts have been eliminated in the consolidation.

The Company is an over-the-counter public company traded under the stock symbol listing GAXY (formerly FLCR).

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. Any reference in these footnotes to applicable guidance is meant to refer to the authoritative U.S. generally accepted accounting principles (“GAAP”) as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).

The financial statements include the consolidated assets and liabilities of the combined company (collectively Galaxy Next Generation, Inc., FullCircle Registry, Inc., FullCircle Entertainment, Inc., Interlock Concepts, Inc., and Ehlert Solutions Group, Inc. referred to collectively as the “Company”). See Note 12.

All intercompany transactions and accounts have been eliminated in the consolidation.

The Company is an over-the-counter public company traded under the stock symbol listing GAXY (formerly FLCR).

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates used in preparing the consolidated financial statements include those assumed in computing product warranty liabilities, product development costs, valuation of goodwill and intangible assets, valuation of convertible notes payable and warrants, and the valuation of deferred tax assets. It is reasonably possible that the significant estimates used will change within the next year.

Use of Estimates

The preparation of consolidated financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates used in preparing the consolidated financial statements include those assumed in computing product warranty liabilities, product development costs, valuation of goodwill and intangible assets, valuation of convertible notes payable and warrants, and the valuation of deferred tax assets. It is reasonably possible that the significant estimates used will change within the next year.

Capital Structure

Capital Structure

In accordance with ASC 505, Equity, the Company's capital structure is as follows:

	September 30, 2020
	Authorized	Issued	Outstanding

Common stock	4,000,000,000	2,194,557,083	2,194,518,458	$.0001 par value, one vote per share
Preferred stock	200,000,000	-	-	$.0001 par value, one vote per share
Preferred stock - Class A	750,000	-	-	$.0001 par value; no voting rights
Preferred stock - Class B	1,000,000	-	-	Voting rights of 10 votes for 1 Preferred B share; 2% preferred dividend payable annually

Preferred stock - Class C	9,000,000	-	-	$.0001 par value; 500 votes per share, convertible to common stock

Preferred stock - Class D	1,000,000	-	-	$.0001 par value; no voting rights, convertible to common stock, mandatory conversion to common stock 18 months after issue

Preferred stock - Class E	500,000	500,000	500,000	$.0001 par value; no voting rights, convertible to common stock

	June 30, 2020
	Authorized	Issued	Outstanding

Common stock	4,000,000,000	628,039,242	628,000,617	$.0001 par value, one vote per share

Preferred stock	200,000,000	-	-	$.0001 par value, one vote per share

Preferred stock - Class A	750,000	-	-	$.0001 par value; no voting rights

Preferred stock - Class B	1,000,000	-	-	Voting rights of 10 votes for 1 Preferred B share; 2% preferred dividend payable annually

Preferred stock - Class C	9,000,000	-	-	$.0001 par value; 500 votes per share, convertible to common stock
Preferred stock - Class D	1,000,000	-	-	$.0001 par value; no voting rights, convertible to common stock, mandatory conversion to common stock 18 months after issue

Preferred stock - Class E	500,000	500,000	500,000	$.0001 par value; no voting rights, convertible to common stock

There is no publicly traded market for the preferred shares.

There are 1,101,609,009 common shares reserved at September 30, 2020 under terms of the convertible debt agreements, Stock Plan and Put Purchase Agreement (see Notes 6, 14 and 15).

There are 125,953,028 issued common shares that are restricted as of September 30, 2020. The shares may become free-trading upon satisfaction of certain terms and regulatory conditions.

Capital Structure

The Company’s capital structure is as follows:

		June 30, 2020
	Authorized	Issued	Outstanding
Common stock	4,000,000,000	628,039,242	628,000,617	$.0001 par value, one vote per share
Preferred stock	200,000,000	-	-	$.0001 par value, one vote per share
Preferred stock - Class A	750,000	-	-	$.0001 par value; no voting rights
Preferred stock - Class B	1,000,000	-	-	Voting rights of 10 votes for 1 Preferred B share; 2% preferred dividend payable annually
Preferred stock - Class C	9,000,000	-	-	$.0001 par value; 500 votes per share, convertible to common stock
Preferred stock - Class D	1,000,000	-	-	$.0001 par value; no voting rights, convertible to common stock, mandatory conversion to common stock 18 months after issue
Preferred stock - Class E	500,000	500,000	500,000	$.0001 par value; no voting rights, convertible to common stock
		June 30, 2019
	Authorized	Issued	Outstanding
Common stock	4,000,000,000	11,318,901	11,280,276	$.0001 par value, one vote per share
Preferred stock	200,000,000	-	-	$.0001 par value, one vote per share
Preferred stock - Class A	750,000	-	-	$.0001 par value; no voting rights
Preferred stock - Class B	1,000,000	-	-	Voting rights of 10 votes for 1 Preferred B share; 2% preferred dividend payable annually
Preferred stock - Class C	9,000,000	-	-	$.0001 par value; 500 votes per share, convertible to common stock

There is no publicly traded market for the preferred shares.

There are 3,063,998,537 common shares reserved at June 30, 2020 under terms of the convertible debt agreements and Stock Plan (see Notes 4 and 13).

There are 16,305,023 issued common shares that are restricted as of June 30, 2020. The shares will become free- trading upon satisfaction of certain terms within the convertible debt agreements.

Business Combinations

Business Combinations

The Company accounts for business combinations under the acquisition method of accounting. Under this method, acquired assets, including separately identifiable intangible assets, and any assumed liabilities are recorded at their acquisition date estimated fair value. The excess of purchase price over the fair value amounts assigned to the assets acquired and liabilities assumed represents the goodwill amount resulting from the acquisition. Determining the fair value of assets acquired and liabilities assumed involves the use of significant estimates and assumptions.

Business Combinations

The Company accounts for business combinations under the acquisition method of accounting. Under this method, acquired assets, including separately identifiable intangible assets, and any assumed liabilities are recorded at their acquisition date estimated fair value. The excess of purchase price over the fair value amounts assigned to the assets acquired and liabilities assumed represents the goodwill amount resulting from the acquisition. Determining the fair value of assets acquired and liabilities assumed involves the use of significant estimates and assumptions.

Revenue Recognition

Revenue Recognition

In accordance with ASC 606, revenue is recognized when a customer obtains control of promised services. The amount of revenue recognized reflects the consideration to which the Company expects to be entitled to receive in exchange for these services. To achieve this core principle, the Company applies the following five steps:

● Identify the contract with a customer

● Identify the performance obligations in the contract

● Determine the transaction price

● Allocate the transaction price to performance obligations in the contract

● Recognize revenue when or as the Company satisfies a performance obligation

All of the Company's performance obligations and associated revenue are generally transferred to customers at a point in time.  Shipping and handling costs billed to customers are included in revenue in the accompanying statements of operations. Costs incurred by the Company associated with shipping and handling are included in cost of sales in the accompanying statements of operations. Sales are recorded net of sales returns and discounts, and sales are presented net of sales-related taxes.

Contracts with Multiple Performance Obligations

Most contracts with customers contain multiple performance obligations. For these contracts, the Company accounts for individual performance obligations separately if they are distinct. The transaction price is allocated to the separate performance obligations on a relative standalone selling price basis. The Company's products can be sold on a stand-alone basis to customers which provides objective evidence of the fair value of the product portion of the multi-element contract, and thus represents the Company's best estimate of selling price.

The Company considers several factors in determining that control transfers to the customer including that legal title transfers to the customer, the Company has a present right to payment, and the customer has assumed the risks and rewards of ownership.

Product

Product revenue consists of fees for associated equipment sold, such as interactive panels, intercom, public announcement, bell and control solutions. Product sales resulting from fixed-price contracts involve a signed contract for a fixed price or a binding purchase order to provide the Company's interactive panels and accessories.  Revenue is recognized at a point in time once the product is installed at the customer's premises. Hardware items are generally invoiced in full on execution of the arrangement.

Service

Service revenue consists of installation and training services, support maintenance, technical assistance, bug fixes, and product repair. The Company satisfies its service performance obligations by providing "stand-ready" assistance as required over the contract period.  The fair value of these services is separately calculated using expected costs of the services. Many times, the value of the services is calculated using price quotations from subcontractors to the Company who perform such services on a stand-alone basis.  Additionally, service revenue not part of the contract is based upon standard hourly/daily rates, and revenue is recognized as the services are performed.

Software

The Company sells equipment with embedded software to its customers. The embedded software is not sold separately and is not a significant focus of the Company's marketing efforts. The Company does not provide post-contract customer support specific to the software or incur significant costs that are within the scope of FASB guidance on accounting for software to be leased or sold. Additionally, the functionality that the software provides is marketed as part of the overall product. The software embedded in the equipment is incidental to the equipment as a whole.

Reserves and Warranties

The Company does not record a reserve for product returns as contract arrangements generally exclude a right of return for delivered items.

Because of the nature and quality of the Company's products, the Company provides for the estimated costs of warranties at the time revenue is recognized for a period of five years after purchase as a secondary warranty. The manufacturer also provides a warranty against certain manufacturing and other defects. As of September 30, 2020 and June 30, 2020, the Company accrued $102,350, respectively, for estimated product warranty claims, which is included in accrued expenses in the accompanying condensed consolidated balance sheets. The accrued warranty costs are based primarily on historical warranty claims as well as current repair costs. There was $1,391 and $82,494 of warranty expense for the three months ended September 30, 2020 and 2019, respectively.

The Company negotiated a warranty settlement with one of its manufacturers. At September 30, 2020 and June 30, 2020, the Company accrued $87,720 and $124,437 payable to this manufacturer.

Costs to Obtain and Fulfill a Contract

The Company incurs incremental costs to obtain a contract in the form of sales commissions. These costs, whether related to performance obligations that extend beyond twelve months or not, are immaterial and will continue to be recognized in the period incurred within general and administrative expenses.

Contract Assets and Contract Liabilities

Contract assets are rights to consideration in exchange for goods or services that has been transferred to a customer when that right is conditional on something other than the passage of time. The majority of our contract assets represent unbilled accounts receivable as the right to consideration is subject to the contractually agreed upon installation and billing schedule.

Contract liabilities (deferred revenue) represent consideration received or consideration which is unconditionally due from customers prior to transferring goods or services to the customer under the terms of the contract, all of which is expected to be recognized within one year.

Revenue Recognition

Technology Interactive Panels and Related Products

The Company derives revenue from the sale of interactive panels and other related products. Sales of these panels may also include optional equipment, accessories and services (installation, training and other services, maintenance and warranty services). Product sales and installation revenue are recognized when all of the following criteria have been met: (1) products have been shipped or customers have purchased and accepted title to the goods; service revenue for installation of products sold is recognized as the installation services are performed, (2) persuasive evidence of an arrangement exists, (3) the price to the customer is fixed, and (4) collectability is reasonably assured.

Deferred revenue consists of customer deposits and advance billings of the Company’s products where sales have not yet been recognized. Shipping and handling costs billed to customers are included in revenue in the accompanying statements of operations. Costs incurred by the Company associated with shipping and handling are included in cost of sales in the accompanying statements of operations. Sales are recorded net of sales returns and discounts, and sales are presented net of sales-related taxes.

Because of the nature and quality of the Company’s products, the Company provides for the estimated costs of warranties at the time revenue is recognized for a period of five years after purchase as a secondary warranty. The manufacturer also provides a warranty against certain manufacturing and other defects. As of June 30, 2020 and 2019, the Company accrued $102,350 and $82,350, respectively, for estimated product warranty claims, which is included in accrued expenses in the accompanying consolidated balance sheets. The accrued warranty costs are based primarily on historical warranty claims as well as current repair costs. There was $82,494 and $87,374 of warranty expense for the years ended June 30, 2020 and 2019, respectively.

The Company negotiated a warranty settlement with one of its manufacturers. At June 30, 2020 and 2019, the Company accrued $124,437 and $209,316 payable to this manufacturer to be paid over 24 months.

Product sales resulting from fixed-price contracts involve a signed contract for a fixed price or a binding purchase order to provide the Company’s interactive panels and accessories. Contract arrangements exclude a right of return for delivered items. Product sales resulting from fixed-price contracts are generated from multiple-element arrangements that require separate units of accounting and estimates regarding the fair value of individual elements. The Company has determined that its multiple-element arrangements that qualify as separate units of accounting are product sales and (2) installation and related services. There is objective and reliable evidence of fair value for both the product sales and installation services and allocation of arrangement consideration for each of these units is based on their relative fair values. Each of these elements represent individual units of accounting, as the delivered item has value to a customer on a stand-alone basis. The Company’s products can be sold on a stand-alone basis to customers which provides objective evidence of the fair value of the product portion of the multi-element contract, and thus represents the Company’s best estimate of selling price.

The fair value of installation services is separately calculated using expected costs of installation services. Many times, the value of installation services is calculated using price quotations from subcontractors to the Company who perform installation services on a stand-alone basis.

The Company sells equipment with embedded software to its customers. The embedded software is not sold separately, and it is not a significant focus of the Company’s marketing efforts. The Company does not provide post- contract customer support specific to the software or incur significant costs that are within the scope of FASB guidance on accounting for software to be leased or sold. Additionally, the functionality that the software provides is marketed as part of the overall product. The software embedded in the equipment is incidental to the equipment as a whole.

Entertainment Theater Ticket Sales and Concessions

Revenues are generated principally through admissions and concessions sales with proceeds received in cash or via credit card at the point of sale.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers cash and cash equivalents to be cash in all bank accounts, including temporary investments that have an original maturity of three months or less.

From time to time, the Company has on deposit, in institutions whose accounts are insured by the Federal Deposit Insurance Corporation, funds in excess of the insured maximum. The at-risk amount is subject to significant daily fluctuation. The Company has never experienced any losses related to these balances, and as such, the Company does not believe it is exposed to any significant risk.

Cash and Cash Equivalents

The Company considers cash and cash equivalents to be cash in all bank accounts, including money market and temporary investments that have an original maturity of three months or less.

From time to time, the Company has on deposit, in institutions whose accounts are insured by the Federal Deposit Insurance Corporation, funds in excess of the insured maximum. The at-risk amount is subject to significant fluctuation daily throughout the year. The Company has never experienced any losses related to these balances, and as such, the Company does not believe it is exposed to any significant risk.

Accounts Receivable

Accounts Receivable

Accounts receivable is recognized when the Company's right to consideration is unconditional and is presented net of an allowance for doubtful accounts. Interest is not charged on past due accounts. Management reviews each receivable balance and estimates that portion, if any, of the balance that will not be collected. The carrying amount of accounts receivable is then reduced by an allowance based on management's estimate. Management deemed no allowance for doubtful accounts was necessary at September 30, 2020 and June 30, 2020. At September 30, 2020 and June 30, 2020, $1,145,187 and $670,031 of total accounts receivable were considered unbilled and recorded as deferred revenue. Accounts receivable unbilled is related to 1) a supply contract with a customer and 2) customers that are school districts. The unbilled accounts receivable and deferred revenue related to the supply contract are disclosed in Note 2. The remaining unbilled accounts receivable and deferred revenues are related to unconditional purchase orders from school districts; therefore, excluded from contract asset and liabilities.

To enhance cash and liquidity, the Company factors trade accounts receivable with a financial services company. Factoring fees are 2.5% of the face value of the account receivable sold to the factoring agent per month until collected. For collections over 90 days from the invoice date, the fee increases to 3.5%. The proceeds received are included in cash provided by operating activities in the condensed consolidated statements of cash flows. The difference between the carrying amount of the trade receivables sold and the cash received is recorded as a general and administrative expense in the condensed consolidated statements of operations. For the three months ended September 30, 2020, expenses on sale of trade receivables was inconsequential. For the three months ended September 30, 2019, the Company did not factor accounts receivable.

Accounts Receivable

Accounts receivable is recognized when the Company’s right to consideration is unconditional and is presented net of an allowance for doubtful accounts. Interest is not charged on past due accounts. Management reviews each receivable balance and estimates that portion, if any, of the balance that will not be collected. The carrying amount of accounts receivable is then reduced by an allowance based on management’s estimate. Management deemed no allowance for doubtful accounts was necessary at June 30, 2020 and 2019. At June 30, 2020 and 2019, $670,031 and $247,007 of total accounts receivable were considered unbilled and recorded as deferred revenue.

Inventories

Inventories

Inventory is stated at the lower of cost or net realizable value. Cost is determined on a first-in, first-out (FIFO) method of accounting. Galaxy inventory is comprised of interactive panels, audio and related accessories, and parts for audio products. Management estimates $67,635 of inventory reserves at September 30, 2020 and June 30, 2020.

Inventories

Inventory is stated at the lower of cost or net realizable value. Cost is determined on a first-in, first-out (FIFO) method of accounting. All inventory at June 30, 2020 and 2019, represents goods available for sale. Galaxy inventory is primarily comprised of interactive panels, audio and related accessories. Management estimates $67,635 and $20,000 of inventory reserves at June 30, 2020 and 2019, respectively.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Expenditures for repairs and maintenance are charged to expense as incurred and additions and improvements that significantly extend the lives of assets are capitalized. Upon sale or other retirement of depreciable property, the cost and accumulated depreciation are removed from the related accounts and any gain or loss is reflected in operations.

Property and equipment and the estimated useful lives used in computing depreciation, are as follows:

Furniture and fixtures	5 years
Equipment	5 to 10 years
Vehicles	5 years

Depreciation is provided using the straight-line method over the estimated useful lives of the depreciable assets. Depreciation expense was $4,428 and $7,832 for the three months ended September 30, 2020 and 2019, respectively.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Expenditures for repairs and maintenance are charged to expense as incurred and additions and improvements that significantly extend the lives of assets are capitalized. Upon sale or other retirement of depreciable property, the cost and accumulated depreciation are removed from the related accounts and any gain or loss is reflected in operations.

Property and equipment and the estimated useful lives used in computing depreciation, are as follows:

Furniture and fixtures	5 years
Equipment	5 to 8 years
Vehicles	5 years
Building	40 years
Building improvements	8 years

Depreciation is provided using the straight-line method over the estimated useful lives of the depreciable assets. Depreciation expense was $29,795 and $221,260 for the years ended June 30, 2020 and 2019, respectively.

Long-lived Assets

Long-lived Assets

Long-lived assets to be held and used are tested for recoverability whenever events or changes in circumstances indicate that the related carrying amount may not be recoverable. When required, impairment losses on assets to be held and used are recognized based on the excess of the asset's carrying amount over the fair value of the asset.

Long-lived Assets

Long-lived assets to be held and used are tested for recoverability whenever events or changes in circumstances indicate that the related carrying amount may not be recoverable. When required, impairment losses on assets to be held and used are recognized based on the excess of the asset’s carrying amount over the fair value of the asset.

Goodwill

Goodwill and Intangible Assets

Goodwill is not amortized, but is reviewed for impairment at least annually, or more frequently when events or changes in circumstances indicate that the carrying value may not be recoverable. Judgments regarding indicators of potential impairment are based on market conditions and operational performance of the business. At each fiscal year-end, the Company performs an analysis of goodwill or whenever events or circumstances arise that indicate an impairment may exist, such as the loss of a key executive, adverse industry and economic conditions, or increased or unexpected competition. The Company may assess its goodwill for impairment initially using a qualitative approach to determine whether conditions exist to indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying value. If management concludes, based on its assessment of relevant events, facts and circumstances that it is more likely than not that a reporting unit's carrying value is greater than its fair value, then a goodwill impairment charge is recognized for the amount in excess, not to exceed the total amount of goodwill allocated to that reporting unit. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and no further testing is required. If determined to be impaired, an impairment charge is recorded as a general and administrative expense within the Company's condensed consolidated statements of operations.

Management of the Company determined that a triggering event to assess goodwill impairment occurred during the year ended June 30, 2020 due to the separation of a key executive associated with their acquisition of Concepts and Solutions. While there was no single determinative event, the consideration in totality of several factors that developed led management to conclude that it was more likely than not that the fair values of certain intangible assets and goodwill acquired as part of that acquisition were below their carrying amounts. These factors included: a) former key executive separating from the Company; b) respective former key executive violating his noncompete changing the use and value of it; c) sustained decrease in the Company's share price which reduced market capitalization; and d) uncertainty in the United States and global economies due to Covid-19. As a result, the Company recorded a non-cash impairment loss of approximately $2,000,000, including $800,287 related to goodwill and $1,200,000 related to finite-lived intangibleassets. No such impairment charge was recorded during the three months ended September 30, 2020.

Goodwill

Goodwill is attributed to the reverse merger of FullCircle Registry and the acquisition of Concepts and Solutions. Goodwill is reviewed for impairment at least annually, or more frequently when events or changes in circumstances indicate that the carrying value may not be recoverable. Judgments regarding indicators of potential impairment are based on market conditions and operational performance of the business.

The Company may assess its goodwill for impairment initially using a qualitative approach to determine whether conditions exist to indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying value. If management concludes, based on its assessment of relevant events, facts and circumstances that it is more likely than not that a reporting unit’s carrying value is greater than its fair value, then a goodwill impairment charge is recognized for the amount in excess, not to exceed the total amount of goodwill allocated to that reporting unit. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and no further testing is required. If determined to be impaired, an impairment charge is recorded as a general and administrative expense within the Company’s consolidated statement of operations.

Management determined that a triggering event to assess goodwill impairment occurred in an interim period during the year ending June 30, 2020 due to the separation of a key executive associated with the acquisition of Concepts and Solutions. While there was no single determinative event, the consideration in totality of several factors that developed during the year of 2020 led management to conclude that it was more likely than not that the fair values of certain intangible assets and goodwill acquired as part of the Ehlert Solutions Group, Inc and Interlock Concepts, Inc acquisitions were below their carrying amounts. These factors included: a) former key executive separating from us; b) respective former key executive violating his noncompete changing the use and value of it; c) sustained decrease in our share price which reduced market capitalization; and d) uncertainty in the United States and global economies beginning in March 2020 due to the COVID-19 pandemic. As a result of the impairment test, the audited results for the year ended 2020 included non- cash impairment losses of $2,000,287, comprised of $800,287 related to goodwill and $1,200,000 related to finite-lived intangible assets.

Intangible Assets

Intangible Assets

Intangible assets are stated at the lower of cost or fair value. Intangible assets are amortized on a straight-line basis over periods ranging from two to five years, representing the period over which the Company expects to receive future economic benefits from these assets. The Company acquired intangible assets related to the acquisition of Concepts and Solutions. The Company impaired $1,200,000 of the intangible assets during an interim period of the year ended June 30, 2020. There were no further indicators of impairment of intangible assets as of June 30, 2020.

Goodwill and intangible assets are comprised of the following at June 30, 2020:

	Cost	Accumulated Amortization	Net Book Value	Impairment	Total
Goodwill	$ 1.634.507	$ -	$1,634,507	$ (800,287)	$834,220
Finite-lived assets:
Customer list	$ 881,000	$ (132,147)	$ 748,853	$ -	$748,853
Vendor relationships	479,000	(71,847)	407,153	-	407,153
Noncompete agreement	1,600,000	(400,000)	1,200,000	(1,200,000)	-
Product development costs	81,845	(1,536)	280,309	-	280,309
	$ 3,241,845	$ (605,530)	$2,636,315	$(1,200,000)	$1,436,315

Estimated amortization expense related to finite-lived intangible assets for the next five years is: $347,293 for fiscal year 2021, $353,660 for fiscal year 2022, $361,577 for fiscal year 2023, $290,432 for fiscal year 2024, and $288,890 for fiscal year 2025. There were no intangible assets as of June 30, 2019.

Product Development Costs

Product Development Costs

Costs incurred in designing and developing classroom technology products are expensed as research and development until commercial viability has been established. Commercial viability is established upon completion of a detail product design, or a working model. Upon the achievement of commercial viability, development costs are capitalized and subsequently reported at the lower of unamortized cost or net realizable value. Management's judgment is required in determining whether a product provides new or additional functionality, the point at which a product enters the stages at which costs may be capitalized, assessing the ongoing value and impairment of the capitalized costs and determining the estimated useful life over which the costs are amortized.

Annual amortization expense is calculated based on the straight-line method over the product's estimated economic life. Amortization of product development costs incurred begins when the related products are available for sale to customers. Amortization of product development costs of $12,512 and $0 for the three months ended September 30, 2020 and 2019, and is included in cost of sales in the Company's condensed consolidated statements of operations.

Product Development Costs

Costs incurred in designing and developing classroom technology products are expensed as research and development until technological feasibility has been established. Technological feasibility is established upon completion of a detail product design, or in its absence, completion of a working model. Upon the achievement of technological feasibility, development costs are capitalized and subsequently reported at the lower of unamortized cost or net realizable value. Management’s judgment is required in determining whether a product provides new or additional functionality, the point at which various products enter the stages at which costs may be capitalized, assessing the ongoing value and impairment of the capitalized costs and determining the estimated useful lives over which the costs are amortized.

Annual amortization expense is calculated based on the straight-line method over the product’s estimated economic lives. Amortization of product development costs incurred begins when the related products are available for general release to customers. Amortization of product development costs of $1,536 and $0 for the years ended June 30, 2020 and 2019, is included in cost of revenues in the Company’s consolidated statement of operations.

Research and Development	Research and Development Research and development costs are expensed as incurred and totaled approximately $15,000 and $0 for the three months ended September 30, 2020 and 2019.

Research and Development

Research and development costs are expensed as incurred and totaled $90,654 for the year ended June 30, 2020. There was no research and development costs for the year ended June 30, 2019.

Warranty

Warranty

The Company negotiated a warranty settlement with one of its manufacturers. At June 30, 2020, the Company accrued $124,437 payable to this manufacturer, with $0 recorded as a long-term portion of vendor payable. At June 30, 2019 the Company accrued $209,316 payable to this manufacturer to be paid over twenty-four months, with $174,703 recorded as a long-term vendor payable.

Leases

Leases

The Company's leases relate primarily to corporate offices and warehouses. Effective July 1, 2019, the Company adopted the FASB guidance on leases ("Topic 842"), which requires leases with durations greater than twelve months to be recognized on the balance sheet. The Company adopted Topic 842 using the modified retrospective transition approach.

Leases

The Company’s leases relate primarily to corporate offices and warehouses. Effective July 1, 2019, the Company adopted the FASB guidance on leases (“Topic 842”), which requires leases with durations greater than twelve months to be recognized on the balance sheet. The Company adopted Topic 842 using the modified retrospective transition approach.

Distinguishing Liabilities from Equity

Distinguishing Liabilities from Equity

The Company relies on the guidance provided by ASC Topic 480, Distinguishing Liabilities from Equity, to classify certain convertible instruments. The Company first determines whether a financial instrument should be classified as a liability. The Company determines a liability classification if the financial instrument is mandatorily redeemable, or if the financial instrument, other than outstanding shares, embodies a conditional obligation that the Company must or may settle by issuing a variable number of its equity shares.

If the Company determines that a financial instrument should not be classified as a liability, the Company determines whether the financial instrument should be presented between the liability section and the equity section of the balance sheet (“temporary equity”). The Company determines temporary equity classification if the redemption of the financial instrument is outside the control of the Company (i.e. at the option of the holder).

Otherwise, the Company accounts for the financial instrument as permanent equity.

Initial Measurement

The Company records financial instruments classified as liability, temporary equity or permanent equity at issuance at the fair value, or cash received.

Subsequent Measurement – Financial Instruments Classified as Liabilities

The Company records the fair value of financial instruments classified as liabilities at each subsequent measurement date. The changes in fair value of financial instruments classified as liabilities are recorded as other income (expense).

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method, whereby deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Current income taxes are recognized for the estimated income taxes payable or receivable on taxable income or loss from the current year and any adjustment to income taxes payable related to previous years. Current income taxes are determined using tax rates and tax laws that have been enacted or subsequently enacted by the year-end date.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to reverse. Under the asset and liability method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recognized if it is more likely than not that some portion or all of the deferred tax asset will not be utilized.

Income Taxes

The Company accounts for income taxes under the asset and liability method, whereby deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Current income taxes are recognized for the estimated income taxes payable or receivable on taxable income or loss from the current year and any adjustment to income taxes payable related to previous years. Current income taxes are determined using tax rates and tax laws that have been enacted or subsequently enacted by the year-end date.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to reverse. Under the asset and liability method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recognized if it is more likely than not that some portion or all of the deferred tax asset will not be utilized.

Stock-based Compensation

Stock-based Compensation

The Company records stock-based compensation in accordance with the provisions set forth in ASC 718, Stock Compensation ("ASC 718"). ASC 718 requires companies to recognize the cost of employee services received in exchange for awards of equity instruments based upon the grant date fair value of those awards. The Company, from time to time, may issue common stock to acquire services or goods from non-employees. Common stock issued to persons other than employees or directors are recorded on the basis of their fair value.

Stock-based Compensation

The Company records stock-based compensation in accordance with the provisions set forth in ASC 718, Stock Compensation. ASC 718 requires companies to recognize the cost of employee services received in exchange for awards of equity instruments based upon the grant date fair value of those awards. The Company, from time to time, may issue common stock to acquire services or goods from non- employees. Common stock issued to persons other than employees or directors are recorded on the basis of their fair value.

Earnings (Loss) per Share

Earnings (Loss) per Share

Basic and diluted earnings (loss) per common share is calculated using the weighted average number of common shares outstanding during the period. The Company's convertible notes and warrants are excluded from the computation of diluted earnings per share as they are anti-dilutive due to the Company's losses during those periods.

Earnings (Loss) per Share

Basic and diluted earnings (loss) per common share is calculated using the weighted average number of common shares outstanding during the period. The Company's convertible notes and warrants are excluded from the computation of diluted earnings per share as they are anti-dilutive due to the Company's losses during those periods.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company categorized its fair value measurements within the fair value hierarchy established by generally accepted accounting principles. The hierarchy is based on the valuation inputs used to measure the fair value of the asset. Level 1 inputs are quoted prices in active markets for identical assets; Level 2 inputs are significant other observable inputs; Level 3 inputs are significant unobservable inputs.

As of September 30, 2020 ,and June 30, 2020, the Company held certain financial assets and liabilities that are required to be measured at fair value on a recurring basis. All such assets and liabilities are considered to be Level 3 in the fair value hierarchy defined above.

The Company analyzes all financial instruments with features of both liabilities and equity under ASC 480, "Distinguishing Liabilities from Equity," and ASC 815.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) - Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The amendments in ASU 2018-13 modify certain disclosure requirements of fair value measurements. The Company adopted ASU 2018-13 on July 1, 2020 with no impact to the condensed consolidated financial statements as a result.

Fair Value of Financial Instruments

The Company categorized its fair value measurements within the fair value hierarchy established by generally accepted accounting principles. The hierarchy is based on the valuation inputs used to measure the fair value of the asset. Level 1 inputs are quoted prices in active markets for identical assets; Level 2 inputs are significant other observable inputs; Level 3 inputs are significant unobservable inputs.

As of June 30, 2020 and 2019, the Company held certain financial assets and liabilities that are required to be measured at fair value on a recurring basis. All such assets and liabilities are considered to be Level 3 in the fair value hierarchy defined above.

Derivative Liabilities

Derivative Liabilities

The Company generally does not use derivative financial instruments to hedge exposures to cash flow or market risks. However, certain other financial instruments, such as warrants and embedded conversion features on the convertible debt, are classified as derivative liabilities due to protection provisions within the agreements. Such financial instruments are initially recorded at fair value using the Monte Carlo model and subsequently adjusted to fair value at the close of each reporting period. The Company accounts for derivative instruments and debt instruments in accordance with the interpretive guidance of ASC 815, ASU 2017-11, and associated pronouncements related to the classification and measurement of warrants and instruments with conversion features and anti-dilution clauses in agreements.

Derivative Liabilities

The Company generally does not use derivative financial instruments to hedge exposures to cash flow or market risks. However, certain other financial instruments, such as warrants and embedded conversion features on the convertible debt, are classified as derivative liabilities due to protection provisions within the agreements. Such financial instruments are initially recorded at fair value using the Monte Carlo model and subsequently adjusted to fair value at the close of each reporting period. The Company accounts for derivative instruments and debt instruments in accordance with the interpretive guidance of ASC 815, ASU 2017-11, and associated pronouncements related to the classification and measurement of warrants and instruments with conversion features and anti-dilution clauses in agreements.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In January 2020, the FASB issued ASU No. 2020-01, "Investments - Equity Securities (Topic 321), Investments - Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) - Clarifying the Interactions between Topic 321, Topic 323, and Topic 815." The ASU is based on a consensus of the Emerging Issues Task Force and is expected to increase comparability in accounting for these transactions. ASU 2020-01 made targeted improvements to accounting for financial instruments, including providing an entity the ability to measure certain equity securities without a readily determinable fair value at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. Among other topics, the amendments clarify that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting. For public business entities, the amendments in the ASU are effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. The Company is currently evaluating the impacts of adoption of the new guidance to its consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12 "Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes ("ASU 2019-12") by removing certain exceptions to the general principles. The amendments will be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption of the amendments is permitted. Depending on the amendment, adoption may be applied on a retrospective, modified retrospective or prospective basis. The Company is currently evaluating the impacts of adoption of the new guidance to its consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity's Own Equity, which simplifies the accounting for certain convertible instruments, amends guidance on derivative scope exceptions for contracts in an entity's own equity and modifies the guidance on diluted EPS calculations as a result of these changes. The guidance in this ASU can be adopted using either a full or modified retrospective approach and becomes effective for annual reporting periods beginning after December 15, 2021, with early adoption permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and disclosures.

The Company has implemented all new accounting pronouncements that are in effect. These pronouncements did not have any material impact on the consolidated financialstatements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Recent Accounting Pronouncements

In January 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-01, “Investments - Equity Securities (Topic 321), Investments - Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) - Clarifying the Interactions between Topic 321, Topic 323, and Topic 815.” The ASU is based on a consensus of the Emerging Issues Task Force and is expected to increase comparability in accounting for these transactions. ASU 2020-01 made targeted improvements to accounting for financial instruments, including providing an entity the ability to measure certain equity securities without a readily determinable fair value at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. Among other topics, the amendments clarify that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting. For public business entities, the amendments in the ASU are effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. The Company is currently evaluating the impacts of adoption of the new guidance to its consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12 “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes ("ASU 2019-12") by removing certain exceptions to the general principles. The amendments will be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption of the amendments is permitted. Depending on the amendment, adoption may be applied on a retrospective, modified retrospective or prospective basis. The Company is currently evaluating the impacts of adoption of the new guidance to its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820), which removes, modifies and adds various disclosure requirements around the topic in order to clarify and improve the cost-benefit nature of disclosures. For example, disclosures around transfers between fair value hierarchy levels will be removed and further detail around changes in unrealized gains and losses for the period and unobservable inputs determining Level 3 fair value measurements will be added.  This standard is effective for fiscal years beginning after December 15, 2019, including interim periods within the fiscal year. The Company is currently evaluating the impact the new standard.

In June 2016, the FASB issued ASU 2016-13, "Financial Instruments - Credit Losses ("ASU 2016-13"). This accounting standard update changes the accounting for recognizing impairments of financial assets. Under the update, credit losses for certain types of financial instruments will be estimated based on expected losses. The update also modifies the impairment models for available-for-sale debt securities and for purchased financial assets with credit deterioration since their origination. This update is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The Company is currently evaluating the impact of this accounting standard update.

Reclassification	Reclassifications Certain amounts in the current condensed consolidated financial statements have been reclassified to conform to the current presentation.